LEASES	6 Months Ended
Jun. 30, 2024
Presentation of leases for lessee [abstract]
LEASES	LEASES
Below are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the periods presented:

	Right-of-Use Assets	Lease Liabilities
As of January 1, 2024	1,460	1,723
Additions	3,982	3,982
Amortization of right-of-use assets	(285)	—
Interest expense	—	89
Payments	—	(343)
Translation differences	115	110
As of June 30, 2024	5,272	5,561
As of January 1, 2023	1,818	2,072
Amortization of right-of-use assets	(228)	—
Interest expense	—	87
Payments	—	(286)
Translation differences	25	16
As of June 30, 2023	1,615	1,889
Lease payments not recognized as a liability
The Group has elected not to recognize a lease liability for leases that are short term (those with an expected lease term of 12 months or less). Payments made under such leases are expensed on a straight-line basis. In addition, certain variable lease payments are not permitted to be recognized as lease liabilities and are expensed as incurred.
The expense and cash paid relating to payments not included in the measurement of the lease liability was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Short-term leases (Note 19)	126	114	280	217